Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of Loss before income tax expenses

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC entities	(492,143)	(406,503)	(233,630)
Non-PRC entities	(30,646)	215,199	199,175
Total	(522,789)	(191,304)	(34,455)

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	—	—	518
Deferred income tax expenses	19,987	—	—
Subtotal income tax expenses applicable to China operations	19,987	—	518
Income tax expenses applicable to Non-PRC operations
Current income tax expenses	6,864	17,222	17,023
Deferred income tax benefits	(2,487)	(4,007)	(4,041)
Subtotal income tax expenses applicable to Non-PRC operations	4,377	13,215	12,982
Total income tax expenses	24,364	13,215	13,500

Schedule of reconciliation between the statutory income tax rate and the effective tax rate

	For the year ended December 31,
	2022	2023	2024
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(8.4)%	(19.1)%	(42.9)%
Effect of varying tax rates available in different jurisdictions (i)	2.0%	22.8%	64.8%
Permanent differences (ii)	(6.3)%	(10.3)%	10.5%
Change in valuation allowance	(27.8)%	(58.7)%	(241.8)%
Effect of Super Deduction available to the Group	10.8%	33.4%	145.2%
Effective income tax rate	(4.7)%	(6.9)%	(39.2)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	0.28	0.28	(0.19)
(i)	For the years ended December 31, 2022, 2023 and 2024, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the loss arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore for 2022 and 2023, while the impact of tax arising from overseas business was not material for 2024.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of tax effects of temporary differences that give rise to deferred tax asset balances

	December 31,
	2023	2024
	RMB	RMB
Tax loss carried forwards	387,083	455,210
Impairment loss of investments	29,570	47,920
Unrealized profit arising from elimination of inter-company transactions	6,326	4,478
Deferred revenue	2,302	1,856
Others	3,428	2,557
	428,709	512,021
Less: Valuation allowance (i)	(428,709)	(512,021)
Total deferred tax assets	—	—
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(21,784)	(18,025)
Unrealized gains on investments	(20,533)	(5,380)
Total deferred tax liabilities	(42,317)	(23,405)
Net deferred tax liabilities	(42,317)	(23,405)
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including operating losses incurred in recent periods, future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2023 and 2024 were provided for net operating loss carry forwards, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of movement of valuation allowance

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	171,236	316,469	428,709
Additions	146,749	114,815	85,458
Reversals	(1,516)	(2,575)	(2,146)
Balance at end of the year	316,469	428,709	512,021